Interim condensed consolidated statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Loss for the period	€ (86,784)	€ (69,376)
Adjustments for:
Income tax benefits	(208)	(489)
Depreciation and amortization	21,311	22,456
Reversal of provisions and impairment	(3,049)	(2,220)
Employee share-based compensation	174	827
Net gains on disposals	(3,541)	(1,970)
Finance costs	12,419	13,278
Reversal of expenses in respect of disputes		(1,158)
Fair value movement in warrants	(678)	(2,851)
Change in inventories	20,990	3,066
Change in trade receivables	3,643	9,063
Change in trade payables	(23,927)	2,476
Change in other operating assets and liabilities	(9,749)	(6,471)
Income tax paid	(102)	(114)
Net cash used in operating activities	(69,501)	(33,483)
Investing activities
Payment for the purchase of property, plant and equipment, intangible assets and other long-term assets	(2,911)	(5,586)
Proceeds from disposal of property, plant and equipment, intangible assets and other long-term assets	4,790	1,806
Net cash generated from / (used in) investing activities	1,879	(3,780)
Financing activities
Repurchase of ordinary shares	(669)	(9,414)
Proceeds from financing of intangible assets	22,610
Repayments of loan note	(8,547)
Proceeds from borrowings	187,801	114,768
Repayments of borrowings	(95,021)	(55,519)
Repayments of lease liabilities	(15,580)	(16,227)
Payment of borrowings interest	(5,568)	(3,320)
Payment of lease liabilities interest	(4,214)	(3,647)
Changes in ownership interest in a subsidiary without change of control	(479)
Capital contribution from non-controlling interests		5
Net cash generated from financing activities	80,333	26,646
Net change in cash and cash equivalents	12,711	(10,617)
Cash and cash equivalents less bank overdrafts at the beginning of the period	18,043	27,850
Effect of foreign exchange differences on cash and cash equivalents	(1,031)	646
Cash and cash equivalents less bank overdrafts at the end of the period	€ 29,723	€ 17,879